Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash generated from (used in): Operations
Net income	$ 10,226	$ 11,052
Non-cash items
Stock-based compensation	663	217
Depreciation and amortization	25,979	34,651
Foreign exchange gain	(267)	(247)
Equity in earnings from joint venture	(390)
Loss on disposal of intangibles (Note 9)	21,916
Impairment losses on intangibles (Note 9)	4,350
Contingent consideration adjustment (Note 3)	(1,976)
Loss (gain) on disposal of assets	(9)	13
Deferred income tax expense (recovery)	(6,951)	3,031
Accrued investment income	1,772	(269)
Embedded derivatives	39
Changes in non-cash working capital balances
Accounts receivable	12,826	(11,921)
Unbilled revenue	1,850
Inventories	1,399
Prepaid expenses and deposits	(558)	314
Deferred revenue	1,272
Payments associated with success fee obligation	(492)	(3,007)
Accounts payable and accrued liabilities	(2,205)	3,008
Income taxes payable	511
Cash generated from operations	69,955	36,842
Financing
Dividends paid (Note 14)	(4,563)	(4,527)
Bank indebtedness	1,348
Repayment of long-term debt	(434)
Common shares repurchased under normal course issuer bid	(552)	(4,225)
Common shares issued for cash on the exercise of options		11
Common shares issued for cash from Employee Share Purchase Plan	68	72
Cash used in financing	(4,133)	(8,669)
Investing
Dividends received from joint venture (Note 6)	176
Purchase of restricted short-term investments	(3,500)
Proceeds from sale of property, plant and equipment	13
Purchase of property and equipment	(399)	(48)
Repayment of patent finance obligations	(19,556)	(5,555)
Purchase of intangibles	(150)	(9,660)
Cash used in investing	(90,831)	(15,263)
Foreign exchange gain on cash held in foreign currency	274	212
Net increase (decrease) in cash and cash equivalents	(24,735)	13,122
Cash and cash equivalents, beginning of year	106,553	93,431
Cash and cash equivalents, end of year	81,818	$ 106,553
VIZIYA [Member]
Investing
Acquisition of business, net of cash acquired	(18,521)
IRD [Member]
Cash generated from (used in): Operations
Net income	(1,259)
Investing
Acquisition of business, net of cash acquired	(47,782)
iCOMS [Member]
Investing
Acquisition of business, net of cash acquired	$ (1,112)